VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	9 Months Ended
Sep. 30, 2021
TANGIBLE FIXED ASSETS
Schedule of vessels written-down to agreed net sales prices

USDm	30 September 2021	30 September 2020	31 December 2020

Cost:
Balance as of beginning of period	2,160.1	2,064.2	2,064.2
Additions	283.4	68.4	102.5
Disposals	(20.1)	(14.5)	(29.8)
Transferred from prepayments	27.5	148.1	148.1
Transferred to assets held-for-sale	(17.2)	(108.3)	(124.9)
Balance	2,433.7	2,157.9	2,160.1

Depreciation:
Balance as of beginning of period	406.2	360.6	360.6
Disposals	(20.1)	(14.5)	(29.8)
Depreciation for the period	92.7	89.1	118.4
Transferred to assets held-for-sale	(6.5)	(36.4)	(43.0)
Balance	472.3	398.8	406.2

Impairment:
Balance as of beginning of period	31.4	28.8	28.8
Impairment losses on tangible fixed assets	0.8	4.8	11.1
Transferred to assets held-for-sale	(1.2)	(8.1)	(8.5)
Balance	31.0	25.5	31.4

Carrying amount	1,930.4	1,733.6	1,722.5